BONDS (Details) - Bonds [Member] - Series A Bonds [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)
Gross amount		$ 15,700
Interest rate		6.70%	6.70%
Debt issuance costs, net	$ 384
Debt issuance costs	17
Bonds amount	$ 3,099
Maturity date of bonds	Dec. 31, 2021
Shekels [Member]
Gross amount | ₪			₪ 60,000